Valuation Accounts (Detail) (Accounts receivable, allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 8,025	$ 7,840	$ 8,653
Additions Charged to Expense	8,084	1,525	3,007
Deductions Credited and Write-Offs	(1,218)	(1,340)	(3,820)
Balance at End of Year	$ 14,891	$ 8,025	$ 7,840